PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 313,921	$ 321,880
Less accumulated depreciation and amortization	120,881	114,669
Total premises and equipment	193,040	207,211
Depreciation	14,100	15,400	$ 16,100
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	49,402	52,373
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	155,337	161,371
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	70,847	70,177
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	30,190	29,525
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 8,145	$ 8,434